Deferred income tax	12 Months Ended
Dec. 31, 2018
Deferred income tax
Deferred income tax

11. Deferred income tax

The movement in deferred tax assets and liabilities during the year was as follows:

	Assets	Liabilities	Total
	$'m	$'m	$'m
At January 1, 2017	469	(928)	(459)
(Charged)/credited to the income statement (Note 6)	(67)	207	140
(Charged)/credited to other comprehensive income	(6)	1	(5)
Reclassification	4	(4)	—
Exchange	28	(66)	(38)
At December 31, 2017	428	(790)	(362)
Credited to the income statement (Note 6)	36	29	65
Credited/(charged) to other comprehensive income	7	(3)	4
Reclassification	(36)	36	—
Exchange	(3)	7	4
At December 31, 2018	432	(721)	(289)

The components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2018	2017
	$'m	$'m
Tax losses	49	34
Employee benefit obligations	179	187
Depreciation timing differences	83	90
Provisions	69	70
Other	52	47
	432	428
Available for offset	(178)	(207)
Deferred tax assets	254	221
Intangible assets	(344)	(395)
Accelerated depreciation and other fair value adjustments	(343)	(369)
Other	(34)	(26)
	(721)	(790)
Available for offset	178	207
Deferred tax liabilities	(543)	(583)

The tax credit/(charge) recognized in the consolidated income statement is analyzed as follows:

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Tax losses	18	(2)	(3)
Employee benefit obligations	3	(21)	(13)
Depreciation timing differences	4	(6)	(13)
Provisions	(1)	(26)	—
Other deferred tax assets	12	(12)	(17)
Intangible assets	52	155	42
Accelerated depreciation and other fair value adjustments	(20)	29	(4)
Other deferred tax liabilities	(3)	23	(9)
	65	140	(17)

Deferred tax assets are only recognized on tax loss carry‑forwards to the extent that the realization of the related tax benefit through future taxable profits is probable based on management’s forecasts. The Group did not recognize deferred tax assets of $111 million (2017: $131 million) in respect of tax losses amounting to $450 million (2017: $627 million) that can be carried forward against future taxable income due to uncertainty regarding their utilization. In addition, the Group did not recognize deferred tax assets of $51  million (2017: $50 million) in respect of capital losses amounting to $243 million (2017: $239 million) that can be carried forward against future taxable income due to uncertainty regarding their utilization.

No provision has been made for temporary differences applicable to investments in subsidiaries as the Group is in a position to control the timing of reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Given that exemptions and tax credits would be available in the context of the Group’s investments in subsidiaries in the majority of jurisdictions in which it operates, the aggregate amount of temporary differences in respect of which deferred tax liabilities have not been recognized would not be material.